Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net revenues	¥ 1,348,652	¥ 1,638,986
Cost and Operating expenses:
Cost of revenues	(1,282,869)	(1,574,285)
Selling and marketing expenses	(37,250)	(41,661)
General and administrative expenses	(37,255)	(61,753)
Research and development expenses	(18,293)	(18,525)
Total cost and operating expenses	(1,375,667)	(1,696,224)
Operating loss	(27,015)	(57,238)
Other expenses:
Interest income	1,669	3,257
Interest expense	(1,213)	(440)
Foreign exchange (losses)/gains	893	(1,055)
Government grants	1,295	234
Changes in fair value of warrant	1,114	3,376
Changes in fair value of amounts due to related party	(2,052)	(3,286)
Others, net	(454)	180
Loss before income tax	(25,763)	(54,972)
Income tax benefit	195	100
Net loss	(25,568)	(54,872)
Other comprehensive income/ (loss)
Foreign currency translation adjustments, net of nil tax	(1,302)	2,016
Fair value changes of amounts due to related party due to own credit Risk	(453)	(254)
Total other comprehensive income/(loss)	(1,755)	1,762
Total comprehensive loss	(27,323)	(53,110)
Comprehensive loss attributable to the Cheche’s ordinary shareholders	¥ (27,323)	¥ (53,110)
Net loss attributable to the Cheche’s ordinary shareholders per share
Basic	¥ (0.31)	¥ (0.72)
Diluted	¥ (0.31)	¥ (0.72)
Weighted average number of ordinary shares
Basic	82,188,728	76,264,603
Diluted	82,188,728	76,264,603
Share-based compensation expenses included in	¥ (13,040)	¥ (27,116)
Cost of revenues	(3)	(6)
Selling and marketing expenses	(1,851)	(3,632)
General and administrative expenses	(10,674)	(22,145)
Research and development expenses	¥ (512)	¥ (1,333)